Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 47,651	$ 71,510
Short-term investments	313,379	323,256
Receivables:
Trade	367,321	280,279
Due from affiliates	124,006	126,616
Other	42,696	81,255
Gross receivables	534,023	488,150
Allowance for doubtful accounts	(12,131)	(10,941)
Net receivables	521,892	477,209
Inventories	756,864	644,930
Deferred income taxes	24,586	23,203
Other current assets	118,391	91,934
Total current assets	1,782,763	1,632,042
Net property, plant and equipment	843,879	796,822
Investments in and advances to affiliates	410,542	364,840
Notes receivable from affiliate	202,931	110,903
Goodwill	43,218	40,628
Other intangible assets, net	19,843	19,496
Other assets	44,605	41,997
Total Assets	3,347,781	3,006,728
Current liabilities:
Notes payable to banks	28,786	16,219
Current maturities of long-term debt	25,138	40,885
Accounts payable	217,041	151,869
Accrued compensation and benefits	127,141	114,323
Deferred revenue	53,811	29,147
Deferred revenue from affiliates	24,131	27,806
Accrued voyage costs	47,674	46,399
Accrued commodity inventory	46,509	54,357
Other accrued liabilities	106,344	80,404
Total current liabilities	676,575	561,409
Long-term debt, less current maturities	120,825	116,367
Deferred income taxes	33,929	66,300
Accrued pension liability	127,837	106,673
Other liabilities and deferred credits	80,426	76,512
Total non-current liabilities	363,017	365,852
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,197,660 and 1,210,597 shares	1,198	1,211
Accumulated other comprehensive loss	(171,544)	(156,065)
Retained earnings	2,474,896	2,233,778
Total Seaboard stockholders' equity	2,304,550	2,078,924
Noncontrolling interests	3,639	543
Total equity	2,308,189	2,079,467
Total Liabilities and Stockholders' Equity	$ 3,347,781	$ 3,006,728